DEBT (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of Derivative Liabilities

	Level 1	Level 2	Level 3	Total
Derivative liability	$-	$-	$155,973	$155,973

	Level 1	Level 2	Level 3	Total
Derivative liability	$-	$-	$45,524	$45,524